Loans and Allowance for Credit Losses (Ages of Past Due Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 436,243	¥ 439,926
Loans, current		113,003,780	122,424,172
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	113,440,023	122,864,098
Loans, greater than 90 days past due and accruing		45,140	47,450
1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		221,578	233,327
Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		214,665	206,599
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		40,546	36,253
Loans, current		52,517,887	57,509,659
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	52,558,433	57,545,912
Loans, greater than 90 days past due and accruing		6,350	6,374
Commercial [Member] | Domestic [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		13,804	13,948
Commercial [Member] | Domestic [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		26,742	22,305
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,785	4,879
Loans, current		11,647,051	12,099,459
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	11,652,836	12,104,338
Loans, greater than 90 days past due and accruing			27
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,844	670
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,941	4,209
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		585	870
Loans, current		794,103	911,687
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	794,688	912,557
Commercial [Member] | Domestic [Member] | Construction [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		171	443
Commercial [Member] | Domestic [Member] | Construction [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		414	427
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		9,015	9,021
Loans, current		11,243,887	11,052,667
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	11,252,902	11,061,688
Loans, greater than 90 days past due and accruing		2,278	1,856
Commercial [Member] | Domestic [Member] | Real Estate [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,306	3,260
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,709	5,761
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		6,418	3,169
Loans, current		2,447,240	2,486,563
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	2,453,658	2,489,732
Loans, greater than 90 days past due and accruing		2	106
Commercial [Member] | Domestic [Member] | Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,250	2,085
Commercial [Member] | Domestic [Member] | Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,168	1,084
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		7,260	5,661
Loans, current		7,783,120	7,876,319
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	7,790,380	7,881,980
Loans, greater than 90 days past due and accruing		214	147
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,938	2,436
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4,322	3,225
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		25	36
Loans, current		5,028,529	5,146,786
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	5,028,554	5,146,822
Loans, greater than 90 days past due and accruing			2
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		21	36
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		989	1,497
Loans, current		1,685,833	1,502,540
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,686,822	1,504,037
Loans, greater than 90 days past due and accruing		72	73
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		487	1,062
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		502	435
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		475	304
Loans, current		10,245,830	14,736,541
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	10,246,305	14,736,845
Commercial [Member] | Domestic [Member] | Other Industries [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		328	187
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		147	117
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		9,994	10,816
Loans, current		1,642,294	1,697,097
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	1,652,288	1,707,913
Loans, greater than 90 days past due and accruing		3,784	4,163
Commercial [Member] | Domestic [Member] | Consumer [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,476	3,805
Commercial [Member] | Domestic [Member] | Consumer [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		6,518	7,011
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		43,372	41,173
Loans, current		33,654,570	36,459,066
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	33,697,942	36,500,239
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		13,356	17,685
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		30,016	23,488
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		127,422	129,692
Loans, current		14,129,369	14,095,995
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	14,256,791	14,225,687
Loans, greater than 90 days past due and accruing		38,584	40,835
Residential [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		78,473	79,243
Residential [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		48,949	50,449
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		50,425	49,836
Loans, current		531,383	532,601
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	581,808	582,437
Card [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		18,661	18,181
Card [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		31,764	31,655
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		26,757	25,810
Loans, current		8,091,281	9,331,855
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	8,118,038	9,357,665
Loans, greater than 90 days past due and accruing		206	241
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality		107	732
MUAH [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		15,231	17,247
MUAH [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		11,526	8,563
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		147,721	157,162
Loans, current		4,079,290	4,494,996
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1],[2]	4,227,011	4,652,158
Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		82,053	87,023
Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 65,668	¥ 70,139

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	Total loans of MUAH do not include ¥732 million and ¥107 million of FDIC covered loans at March 31, 2016 and September 30, 2016, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.